Loans and Leases (Details) - Schedule of Consolidated statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Consolidated statements [Abstract]
Operating lease expense	$ 1,272	$ 1,182
Depreciation of right of use assets	(1,011)	(956)
Operating income	261	226
Finance expense	(192)	(212)
Net Income (loss)	$ 69	$ 14